RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Target-based Cash Incentives
Company's Profit-Before-Tax Targets

(In USD thousands)	Level of Incentive - As a Percentage of the Executive Office Holder's Annual Cost of Pay

24,001 - 27,500	20%
27,501-31,000	45%
31,001-35,000	75%
35,001-39,000	110%
Above 39,001	150%

Schedule of aggregate amounts paid to Executive Offices
Herein below is attached table regards the aggregate amounts paid to Executive Offices Holders:

	US dollars
	Year ended December 31,
(in thousands)	2016	2015	2014
Izzy Sheratzky	1,874	2,249	3,180
Eyal Sheratzky	1,672	1,565	1,552
Nir Sheratzky	1,478	1,802	1,419
Gil Sheratzky	1,118	1,175	948